Revenue - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Copper	$ 866,542	$ 795,563
Gold	300,429	130,779
Silver	13,051	13,438
Revenue	1,180,022	939,780
Revenue from contracts with customers [member]
Disclosure of revenue [line items]
Copper	899,737	766,600
Gold	299,820	128,346
Silver	12,946	13,158
Revenue	1,212,503	908,104
Other revenue [member]
Disclosure of revenue [line items]
Copper	(33,195)	28,963
Gold	609	2,433
Silver	105	280
Revenue	$ (32,481)	$ 31,676